Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Components of Loss
The components of loss before taxes were as follows (in thousands):

	Year Ended December 31,
	2019	2020
Domestic	$(42,039)	$(45,801)
Foreign	210	4

Total loss before provision for income tax	$(41,829)	$(45,797)

Summary of Provision for Income Taxes	The provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2019	2020
Current:
Federal	$–	$–
State	1	1
Foreign	29	–

Total current tax expense	$30	$1

Summary of Reconciliation of Income Tax Computed at Federal Statutory Rates
Reconciliation of income tax computed at federal statutory rates to the reported provision for income taxes was as follows (in thousands):

	Year Ended December 31,
	2019	2020
Tax provision at U.S. statutory rate	$(8,784)	$(9,617)
Permanent differences	321	695
Change in valuation allowance	9,609	9,374
Research and development credits	(985)	(849)
Other	(131)	398

Provision for income taxes	$30	$1

Summary of Components of the Company's Deferred Income Taxes
Significant components of the Company’s deferred income taxes at December 31, 2019 and 2020 are shown below (in thousands):

	December 31,
	2019	2020
Deferred tax assets:
Net operating losses	$17,199	$25,239
Research and development and other tax credits	3,533	4,740
Other	1,120	1,244

Gross deferred tax assets	21,852	31,223
Less valuation allowance	(21,849)	(31,223)

Total deferred tax assets	3	–

Deferred tax liabilities:
Fixed assets	(3)	–

Gross deferred tax liabilities	(3)	–

Net deferred tax asset	$–	$–

Summary of Reconciliation of the Changes in the Unrecognized Tax Benefit
The following table presents a reconciliation of the changes in the unrecognized tax benefit (in thousands):

Balance as of December 31, 2018	$892
Increases related to prior year tax positions	94
Increases related to current year tax positions	619

Balance as of December 31, 2019	1,605
Increases related to prior year tax positions	9
Increases related to current year tax positions	534

Balance as of December 31, 2020	$2,148